A, C, I Shares | JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Multi-Cap Market Neutral Fund Class/Ticker: A/OGNAX; C/OGNCX; I*/OGNIX * Formerly, Select Class Shares.
What is the goal of the Fund?
The Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 91 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees - A, C, I Shares - JPMorgan Multi-Cap Market Neutral Fund		Class A		Class C	Class I
Maximum Sales Charge (Load)	[1]	5.25%		none	none
Maximum Deferred Sales Charge (Load)	[3]	none	[2]	1.00%	none
[1]	Imposed on Purchases, as % of the Offering Price
[2]	(under $1 million)
[3]	, as % of Original Cost of the Shares

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - A, C, I Shares - JPMorgan Multi-Cap Market Neutral Fund		Class A	Class C	Class I
Management Fees	[1]	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		1.80%	1.81%	1.66%
Dividend Expenses on Short Sales		1.25%	1.25%	1.25%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.30%	0.31%	0.16%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	2.87%	3.38%	2.48%
Fee Waivers and Expense Reimbursements	[1],[2]	(0.37%)	(0.38%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[2]	2.50%	3.00%	2.24%
[1]	As of September 1, 2015, the Fund's advisory fee was reduced to 0.80%; therefore, the Management fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
[2]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 1.75% and 0.99% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund's investment in such money market funds. These waivers are in effect through 10/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - A, C, I Shares - JPMorgan Multi-Cap Market Neutral Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	765	1,334	1,928	3,527
CLASS C SHARES	403	1,004	1,727	3,642
CLASS I SHARES	227	750	1,299	2,798

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - A, C, I Shares - JPMorgan Multi-Cap Market Neutral Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	765	1,334	1,928	3,527
CLASS C SHARES	303	1,004	1,727	3,642
CLASS I SHARES	227	750	1,299	2,798

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 258% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that the Fund's adviser considers to be attractive and 'short selling' stocks that the adviser considers to be unattractive. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value-and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. By using this strategy, the Fund seeks to generate returns independent of the direction of the stock market. In implementing its main strategies, the Fund's investments are primarily in common stocks and real estate investment trusts (REITs).

When the Fund makes a short sale, the Fund borrows the security in order to settle the sale and buys the security at a later date to return to the lender. The Fund must maintain collateral at least equal to the current market value of the security sold short.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund seeks to enhance returns by purchasing long positions in stocks that are ranked the highest by the model and selling short stocks that are ranked the lowest.

The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.

Strategy Risk. There is no guarantee that the use of long and short positions will succeed in limiting a Fund’s exposure to domestic stock market movements, capitalization, sector-swings or other risk factors.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform securities in comparison to general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Large Cap Company Risk. Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.

Smaller Company Risk. Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, the share price changes may be more sudden or erratic than the prices of other securities, especially over the short term. These risks are higher for small cap companies.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund, will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices for securities held long (appreciating prices of securities held short). Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares (formerly, Select Class Shares) has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the BofA Merrill Lynch 3-Month US Treasury Bill Index and the Lipper Alternative Equity Market Neutral Funds Index, an index based on the total returns of all mutual funds within the multi-cap and large cap categories, respectively, as determined by Lipper. Unlike the other index, the Lipper indexes include the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

An investment in the Fund is different from an investment in 3-month U.S. Treasury bills because, among other things, Treasury bills are backed by the full faith and credit of the U.S. Government. Treasury bills have a fixed rate of return, investors in Treasury bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury bills.
YEAR-BY-YEAR RETURNS – CLASS I SHARES

Best Quarter	2nd quarter, 2009	5.12%
Worst Quarter	1st quarter, 2009	–3.36%
The Fund’s year-to-date total return through 9/30/16 was -3.17%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Average Annual Total Returns - A, C, I Shares - JPMorgan Multi-Cap Market Neutral Fund	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES	1.46%	1.51%	0.75%
CLASS I SHARES | Return After Taxes on Distributions	1.46%	1.51%	0.49%
CLASS I SHARES | Return After Taxes on Distributions and Sale of Fund Shares	0.83%	1.16%	0.52%
CLASS A SHARES	(4.14%)	0.16%	(0.05%)
CLASS C SHARES	(0.27%)	0.66%	(0.19%)
BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	0.05%	0.07%	1.24%
LIPPER ALTERNATIVE EQUITY MARKET NEUTRAL FUNDS INDEX (Reflects No Deduction for Taxes)	(2.93%)	1.02%	1.80%

After-tax returns are shown only for the Class I Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.